GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 366.5	$ 525.0	$ 651.2
Trade and other receivables	3.8	3.0
Current inventories	209.2	167.2
Other current financial assets	16.6	27.0
Other current non-financial assets	100.9	113.3
Current assets	697.0	835.5
Non-current assets:
Property, plant and equipment	4,995.7	6,775.2
Intangible assets and goodwill	387.1	391.8
Deferred tax assets	124.2	96.2
Other non-current financial assets	57.8	81.0
Other non-current non-financial assets	189.7	203.0
Assets	6,451.5	8,382.7
Current liabilities [abstract]
Trade and other current payables	314.7	274.7
Other current financial liabilities	97.1	76.0
Other current provisions	60.3	57.7
Current liabilities	485.5	445.8
Non-current liabilities [abstract]
Non-current portion of non-current borrowings	774.3	772.8
Non-current provision for decommissioning, restoration and rehabilitation costs	335.1	352.9
Deferred tax liabilities	867.9	1,364.2
Other non-current financial liabilities	186.2	121.9
Liabilities	2,758.1	3,179.5
Equity
Equity attributable to owners of parent	3,279.5	4,395.9
Non-controlling interests	413.9	807.3
Total equity	3,693.4	5,203.2	$ 5,172.3
Total liabilities and equity	$ 6,451.5	$ 8,382.7